                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       6-30-99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
                                   St. Paul, MN        5/13/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            0
                                                           --------------------

Form 13F Information Table Entry Total:                                     117
                                                           --------------------

Form 13F Information Table Value Total:                   $             846,478
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-99

Item 1                        Item 2   Item 3    Item 4      Item 5             Item 6  Item 7   Item 8
                              Title of           Market
Name of Issuer                Class    CUSIP     Value       Shares     SH/PRN  Invstmt Managers Voting
                                                                                Discr            Authority
COMMON STOCK                                                                                     SOLE
Abbott Laboratories           COM      00282410     1,472,419     32,450 SHR    SOLE                  32,450
ADC Telecom                   COM      00088610    33,121,659    726,950 SHR    SOLE                 726,950
Aegon NV                      COM      00792410       342,331      4,630 SHR    SOLE                   4,630
Allstate Corp                 COM      02000210       522,914     14,576 SHR    SOLE                  14,576
Am Home Products              COM      02660910     1,470,751     25,634 SHR    SOLE                  25,634
American Express              COM      02581610       926,100      7,117 SHR    SOLE                   7,117
American Greetings            COM      02637510     1,973,187     65,500 SHR    SOLE                  65,500
Amgen                         COM      03116210       328,725      5,400 SHR    SOLE                   5,400
Archer-Daniels                COM      03948310       295,539     19,144 SHR    SOLE                  19,144
AT & T                        COM      00195710       983,409     17,620 SHR    SOLE                  17,620
Automatic Data Proc           COM      05301510       353,320      8,030 SHR    SOLE                   8,030
Bank of America Corp          COM                     586,500      8,000 SHR    SOLE                   8,000
Bankamerica Corp              COM      06605010     1,661,769     22,667 SHR    SOLE                  22,667
Baxter International          COM      07181310    20,734,053    342,005 SHR    SOLE                 342,005
BellSouth Corp                COM      07986010       218,540      4,738 SHR    SOLE                   4,738
Bemis                         COM      08143710    19,199,250    483,000 SHR    SOLE                 483,000
Bestfoods                     COM      08658U10       207,504      4,192 SHR    SOLE                   4,192
BMC Industries                COM      05560710    11,649,773  1,129,675 SHR    SOLE               1,129,675
BP Amoco PLC ADR              COM                   4,260,113     39,264 SHR    SOLE                  39,264
Briggs & Stratton             COM      10904310       346,500      6,000 SHR    SOLE                   6,000
Bristol-Myers Squibb          COM      11012210     5,533,006     78,552 SHR    SOLE                  78,552
Burlington Northern           COM      12189T10    15,110,950    487,450 SHR    SOLE                 487,450
Burlington Resources          COM      12201410     1,972,070     45,597 SHR    SOLE                  45,597
Cardinal Health               COM                     625,732      9,758 SHR    SOLE                   9,758
Ceridian                      COM      15677T10    14,281,169    436,900 SHR    SOLE                 436,900
Chevron                       COM      16675110       748,427      7,873 SHR    SOLE                   7,873
Cisco                         COM      17275R10     1,523,947     23,650 SHR    SOLE                  23,650

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-99

Item 1                        Item 2   Item 3    Item 4      Item 5             Item 6  Item 7   Item 8
                              Title of           Market
Name of Issuer                Class    CUSIP     Value       Shares     SH/PRN  Invstmt Managers Voting
Community First Bankshares    COM      20390210       596,875     25,000 SHR    SOLE                  25,000
Cooper Industries             COM      21666910       340,912      6,556 SHR    SOLE                   6,556
Corning                       COM      21935010     6,938,027     98,938 SHR    SOLE                  98,938
Covance Inc.                  COM      22281610       834,222     34,850 SHR    SOLE                  34,850
Dayton Hudson                 COM      23975310    30,096,300    463,020 SHR    SOLE                 463,020
Delta Air Lines               COM      24736110     1,258,299     21,836 SHR    SOLE                  21,836
Deluxe Corp                   COM      24801910    21,530,186    554,723 SHR    SOLE                 554,723
Donaldson                     COM      25765110    17,094,728    697,744 SHR    SOLE                 697,744
Eastman Kodak                 COM      27746110       271,000      4,000 SHR    SOLE                   4,000
Ecolab Inc                    COM      27886510    25,114,389    575,688 SHR    SOLE                 575,688
Emerson Electric              COM      29101110    27,114,104    430,810 SHR    SOLE                 430,810
Enron Corp                    COM      29356110       426,735      5,220 SHR    SOLE                   5,220
Exxon Corp                    COM      30229010     1,801,948     23,364 SHR    SOLE                  23,364
Federal Natl Mtge             COM      31358610       206,115      3,020 SHR    SOLE                   3,020
Firstar                       COM      33761C10     2,445,632     87,344 SHR    SOLE                  87,344
Firstar Corporation           COM                     638,400     22,800 SHR    SOLE                  22,800
G & K Services Cl A           COM      36126810     1,848,837     35,300 SHR    SOLE                  35,300
General Binding               COM      36915410       235,000     10,000 SHR    SOLE                  10,000
General Electric              COM      36960410     1,529,116     13,532 SHR    SOLE                  13,532
General Mills                 COM      37033410    22,738,489    282,905 SHR    SOLE                 282,905
Genuine Parts                 COM      37246010       490,000     14,000 SHR    SOLE                  14,000
Gillette Company              COM      37576610       209,100      5,100 SHR    SOLE                   5,100
Graco Inc                     COM      38410910    24,804,044    844,393 SHR    SOLE                 844,393
GTE Corp                      COM      36232010     3,200,218     42,387 SHR    SOLE                  42,387
HB Fuller                     COM      35969410    21,731,626    317,830 SHR    SOLE                 317,830
Hershey                       COM      42786610       756,437     12,740 SHR    SOLE                  12,740
Hewlett-Packard               COM      42823610       294,967      2,935 SHR    SOLE                   2,935
Home Depot                    COM      43707610       215,608      3,346 SHR    SOLE                   3,346
Honeywell Inc                 COM      43850610    34,482,082    297,580 SHR    SOLE                 297,580
Hormel                        COM      44045210    25,379,637    630,550 SHR    SOLE                 630,550

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-99

Item 1                        Item 2   Item 3    Item 4      Item 5             Item 6  Item 7   Item 8
                              Title of           Market
Name of Issuer                Class    CUSIP     Value       Shares     SH/PRN  Invstmt Managers Voting
IBM                           COM      45920010     4,106,789     31,774 SHR    SOLE                  31,774
Imation                       COM      45245A10     6,929,436    279,272 SHR    SOLE                 279,272
Ingersoll Rand                COM      45686610       659,175     10,200 SHR    SOLE                  10,200
Intel                         COM      45814010     2,295,272     38,576 SHR    SOLE                  38,576
Intl Flavors/Fragr            COM      45950610       370,700      8,425 SHR    SOLE                   8,425
J.P. Morgan                   COM      61688010     1,343,320      9,561 SHR    SOLE                   9,561
Jefferson-Pilot               COM      47507010       335,041      5,062 SHR    SOLE                   5,062
Johnson & Johnson             COM      47816010    29,396,178    299,961 SHR    SOLE                 299,961
Jostens Inc                   COM      48108810     7,210,220    342,325 SHR    SOLE                 342,325
Kimberly-Clark                COM      49436810     3,374,400     59,200 SHR    SOLE                  59,200
Laboratory Corp of Am         COM      50540R10        33,062     11,500 SHR    SOLE                  11,500
Lucent Tech                   COM      54946310       494,991      7,340 SHR    SOLE                   7,340
Medtronic Inc                 COM      58505510    34,970,547    449,060 SHR    SOLE                 449,060
Merck & Co                    COM      58933110     1,952,535     26,520 SHR    SOLE                  26,520
Merrill Corp                  COM      59017510    18,423,700  1,270,600 SHR    SOLE               1,270,600
Merrill Lynch                 COM      59018810     1,274,782     16,035 SHR    SOLE                  16,035
Minnesota Mining              COM      60405910    28,384,050    326,488 SHR    SOLE                 326,488
Mobil Corp                    COM      60705910     1,457,155     14,756 SHR    SOLE                  14,756
Monsanto                      COM      61166210       242,122      6,120 SHR    SOLE                   6,120
Motorola                      COM      62007610     1,648,650     17,400 SHR    SOLE                  17,400
MTS Systems                   COM      55377710    19,480,500  1,598,400 SHR    SOLE               1,598,400
Murphy Oil                    COM      62671710       327,044      6,700 SHR    SOLE                   6,700
Natl Computer Sys             COM      63551910    24,925,050    738,520 SHR    SOLE                 738,520
Newell Co                     COM      65119210       236,512      5,100 SHR    SOLE                   5,100
Nokia                         COM      65490220       329,625      3,600 SHR    SOLE                   3,600
Northern States Pwr           COM      66577210       233,651      9,660 SHR    SOLE                   9,660
Osmonics                      COM      68835010       120,712     11,100 SHR    SOLE                  11,100
Pacific Centy Finl Corp.      COM      69405810     1,142,812     53,000 SHR    SOLE                  53,000
Patterson Dental              COM                     893,075     25,700 SHR    SOLE                  25,700
Pentair Inc                   COM      70963110     1,756,800     38,400 SHR    SOLE                  38,400

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-99

Item 1                        Item 2   Item 3    Item 4      Item 5             Item 6  Item 7   Item 8
                              Title of           Market
Name of Issuer                Class    CUSIP     Value       Shares     SH/PRN  Invstmt Managers Voting
Pfizer Inc                    COM      71708110    28,430,470    260,830 SHR    SOLE                 260,830
Procter & Gamble              COM      74271810       380,740      4,266 SHR    SOLE                   4,266
Providian Financial           COM      74406A10       508,772      5,456 SHR    SOLE                   5,456
ReliaStar                     COM      75952U10    19,998,125    457,100 SHR    SOLE                 457,100
Royal Dutch Petrol            COM      78025780     1,572,525     26,100 SHR    SOLE                  26,100
Schlumberger Ltd              COM      80685710     4,115,486     64,620 SHR    SOLE                  64,620
Sigma Aldrich                 COM      82655210       788,619     22,900 SHR    SOLE                  22,900
Silicon Graphics              COM      82705610     1,180,637     72,100 SHR    SOLE                  72,100
St. Jude Medical              COM      79084910    17,405,484    488,575 SHR    SOLE                 488,575
St. Paul Cos                  COM      79286010    19,292,436    606,442 SHR    SOLE                 606,442
Sturm Ruger                   COM      86415910       342,000     32,000 SHR    SOLE                  32,000
Super Valu                    COM      86853610    17,895,150    691,600 SHR    SOLE                 691,600
TCF Financial                 COM      87227510    20,572,475    738,026 SHR    SOLE                 738,026
Toro                          COM      89109210    17,148,127    435,508 SHR    SOLE                 435,508
TSI Inc                       COM      87287610    13,771,033  1,184,605 SHR    SOLE               1,184,605
United Healthcare             COM      91058110       388,275      6,200 SHR    SOLE                   6,200
US Bancorp                    COM      90297310    23,008,591    689,396 SHR    SOLE                 689,396
US West Inc New               COM      91273H10       944,465     16,076 SHR    SOLE                  16,076
Valspar                       COM      92035510     3,363,000     88,500 SHR    SOLE                  88,500
Wells Fargo & Co              COM      66938010    38,630,054    903,627 SHR    SOLE                 903,627
Weyerhaeuser                  COM      96216610     4,466,275     64,964 SHR    SOLE                  64,964

COMMON STOCK SUBTOTAL                             843,623,335 22,203,129                          22,203,129

PREFERRED STOCK

Barclays Pfd. E                        06738C83       439,687     17,500 SHR    SOLE                  17,500
JP Morgan Pfd.                                        217,500      2,500 SHR    SOLE                   2,500

PREFERRED STOCK SUBTOTAL                              657,187     20,000                              20,000

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-99

Item 1                        Item 2   Item 3    Item 4      Item 5             Item 6  Item 7   Item 8
                              Title of           Market
Name of Issuer                Class    CUSIP     Value       Shares     SH/PRN  Invstmt Managers Voting
MUTUAL FUNDS
Fidelity Eq Income II                                 260,073      8,127 SHR    SOLE                   8,127
Fidelity Magellan                                     337,054      2,597 SHR    SOLE                   2,597
New Perspective Fund                   64801810       226,006      8,713 SHR    SOLE                   8,713
Paine Webber US Govt Income Fu                        143,529     16,555 SHR    SOLE                  16,555
SIT Large Cap Growth Fund              82979710       245,279      4,642 SHR    SOLE                   4,642
SIT MN Tax Free Income Fund            82979K10       433,088     41,844 SHR    SOLE                  41,844
SIT Mid Cap Growth Fund                82979610       200,790     13,800 SHR    SOLE                  13,800
Vanguard Index Tr 500                  92290810       351,598      2,772 SHR    SOLE                   2,772


MUTUAL FUND SUBTOTAL                                2,197,417     99,050                              99,050

GRAND TOTALS                                      846,477,939 22,322,179                          22,322,179
